DUE FROM RELATED PARTY (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Account receivable	$ 3,463,543		$ 1,285,791
Suzhou Tongsheng Dual Metal Material Co Ltd [Member]
Account receivable	1,685,049	[1]	0	[1]
Shenzhen Tofa Complex Metal Material Co Ltd [Member]
Account receivable	$ 1,778,494	[1]	$ 1,285,791	[1]

[1]	Suzhou Tongsheng Dual Metal Material Co., Ltd and Shenzhen Tofa Complex Metal Material Co. Ltd are controlled by Chuan Tao Zheng, Chairman, CEO and Stockholder of the Company.